Securities	12 Months Ended
Dec. 31, 2017
Securities [Abstract]
Securities

6.Securities

The Company’s investment portfolio includes primarily mortgage-backed securities issued by U.S. Government sponsored agencies and backed by residential mortgages (approximately 61%), bonds issued by U.S. Government sponsored agencies (approximately 22%) and municipalities (approximately 16%) as of December 31, 2017. Most of the municipal bonds are general obligation bonds with maturities or pre-refunding dates within 5 years. The remaining 1% of the portfolio includes a group of equity investments in other financial institutions.

The amortized cost and fair value of securities as of December 31, 2017 and 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

(Dollars in thousands)	December 31, 2017
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$6,000	$5,969	$-	$(31)
After one year but within five years	15,000	14,689	-	(311)
After five years but within ten years	13,998	13,556	-	(442)
	34,998	34,214	-	(784)
Obligations of state and political subdivisions
Within one year	2,521	2,516	-	(5)
After one year but within five years	13,959	13,955	50	(54)
After five years but within ten years	8,611	8,510	18	(119)
	25,091	24,981	68	(178)
Mortgage-backed securities	94,945	93,510	38	(1,473)
Equity securities	922	1,119	197	-
Total	$155,956	$153,824	$303	$(2,435)

(Dollars in thousands)	December 31, 2016
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
After one year but within five years	$19,495	$19,331	$13	$(177)
After five years but within ten years	17,000	16,468	-	(532)
	36,495	35,799	13	(709)
Obligations of state and political subdivisions
Within one year	2,819	2,820	2	(1)
After one year but within five years	13,268	13,240	39	(67)
After five years but within ten years	10,923	10,599	16	(340)
	27,010	26,659	57	(408)
Mortgage-backed securities	86,670	85,702	114	(1,082)
Equity securities	1,615	2,328	713	-
Total	$151,790	$150,488	$897	$(2,199)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $47,825,000 and $36,638,000 at December 31, 2017 and 2016, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses:

(Dollars in thousands)	Years Ended December 31,
	2017	2016	2015
Gross proceeds from sales of securities	$21,799	$4,304	$53,213
Securities available for sale:
Gross realized gains from sold and called securities	$539	$139	$83
Gross realized losses from sold and called securities	(32)	(21)	(70)
Gross gains from business combinations	5	100	-

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017:

	Unrealized Losses at December 31, 2017
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	5	$10,845	$(157)	15	$23,369	$(627)	20	$34,214	$(784)
Obligations of state and
political subdivisions	23	10,491	(70)	6	3,862	(108)	29	14,353	(178)
Mortgage-backed
securities	23	51,050	(518)	20	38,740	(955)	43	89,790	(1,473)
Total debt securities	51	72,386	(745)	41	65,971	(1,690)	92	138,357	(2,435)
Equity securities	1	9	-	1	4	-	2	13	-
Total temporarily
impaired
securities	52	$72,395	$(745)	42	$65,975	$(1,690)	94	$138,370	$(2,435)

At December 31, 2017, 20 U.S. Government and agency securities had unrealized losses that, in the aggregate, did not exceed 1% of amortized cost. Fifteen of these securities have been in a continuous loss position for 12 months or more.

At December 31, 2017, 29 obligations of state and political subdivision bonds had unrealized losses that, in the aggregate, did not exceed 1% of amortized cost. Six of these securities have been in a continuous loss position for 12 months or more.

At December 31, 2017, 43 mortgage-backed securities had an unrealized loss that did not exceed 1% of amortized cost. Twenty of these securities have been in a continuous loss position for 12 months or more.

The mortgage-backed securities in the Company’s portfolio are government sponsored enterprise (“GSE”) pass-through instruments issued by the Federal National Mortgage Association (“FNMA”), which guarantees the timely payment of principal on these investments.

The unrealized losses noted above are considered to be temporary impairments. The decline in the values of the debt securities is due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As the Company does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

Equity securities owned by the Company consist of common stock of various financial services providers (“Bank Stocks”) and are evaluated quarterly for evidence of other-than-temporary impairment. There were two equity securities in an unrealized loss position on December 31, 2017, with one in an unrealized loss position for 12 months or more. The total unrealized loss on equity securities at December 31, 2017 was less than $1,000. Management has identified no other-than-temporary impairment as of, or for the years ended, December 31, 2017, 2016 and 2015 in the equity portfolio. Management continues to track the performance of each stock owned to determine if it is prudent to deem any further other-than-temporary impairment charges. The Company has the ability and intent to hold its equity securities until recovery of unrealized losses.

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2016:

	Unrealized Losses at December 31, 2016
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	21	$32,783	$(709)	0	$-	$-	21	$32,783	$(709)
Obligations of state and
political subdivisions	37	17,437	(406)	1	300	(2)	38	17,737	(408)
Mortgage-backed
securities	34	68,989	(1,082)	0	-	-	34	68,989	(1,082)
Total debt securities	92	119,209	(2,197)	1	300	(2)	93	119,509	(2,199)
Equity securities	0	-	-	1	4	-	1	4	-
Total temporarily
impaired
securities	92	$119,209	$(2,197)	2	$304	$(2)	94	$119,513	$(2,199)